Annual Total Returns (Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares Retail) (Vanguard California Intermediate-Term Tax-Exempt F, Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares)
12 Months Ended
Nov. 30, 2014
Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Annual Total Return
2014	8.00%
2013	(0.83%)
2012	6.63%
2011	10.16%
2010	2.62%
2009	9.70%
2008	(2.14%)
2007	3.02%
2006	4.26%
2005	1.86%